SIGNIFICANT ACCOUNTING POLICIES (Fair Value of Derivative Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivative Assets:
Asset Derivatives	$ 946	$ 1,292
Derivative Liabilities:
Liability Derivatives	(3,018)	(2,112)
Foreign exchange option and forward contracts [Member] | Designated as Hedging Instrument [Member] | Prepaid expenses and other receivables [Member]
Derivative Assets:
Asset Derivatives		745
Foreign exchange option and forward contracts [Member] | Not Designated as Hedging Instrument [Member] | Prepaid expenses and other receivables [Member]
Derivative Assets:
Asset Derivatives	196	547
Foreign exchange option and forward contracts [Member] | Not Designated as Hedging Instrument [Member] | Other accounts payable and accrued expenses [Member]
Derivative Liabilities:
Liability Derivatives	(224)	(159)
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Other accounts payable and accrued expenses [Member]
Derivative Liabilities:
Liability Derivatives	(209)	(105)
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Other long term liabilities [Member]
Derivative Liabilities:
Liability Derivatives	(62)
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Other Long Term Assets [Member]
Derivative Assets:
Asset Derivatives	449
Lease embedded derivative [Member] | Not Designated as Hedging Instrument [Member] | Prepaid expenses and other receivables [Member]
Derivative Assets:
Asset Derivatives	79
Lease embedded derivative [Member] | Not Designated as Hedging Instrument [Member] | Other accounts payable and accrued expenses [Member]
Derivative Liabilities:
Liability Derivatives	(375)	(197)
Lease embedded derivative [Member] | Not Designated as Hedging Instrument [Member] | Other long term liabilities [Member]
Derivative Liabilities:
Liability Derivatives	(1,966)	(1,369)
Lease embedded derivative [Member] | Not Designated as Hedging Instrument [Member] | Other Long Term Assets [Member]
Derivative Assets:
Asset Derivatives	222
Cash Fee [Member] | Not Designated as Hedging Instrument [Member] | Other long term liabilities [Member]
Derivative Liabilities:
Liability Derivatives	$ (182)	$ (282)